Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plan

Note 12 - Employee Benefit Plan

The Company’s subsidiaries have a 401(k) defined contribution profit sharing plan covering substantially all employees whereby the Company matches 100% or substantially all of employee contributions up to a range of 3%-6% of the employee’s salary subject to IRS limitations. The Company’s matching contributions amounted to approximately $1.9 million and $0.4 million during the years ended December 31, 2024 and 2023, respectively.